Schedule I - Condensed Financial Information of Parent (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Statements of Income

	Years ended December 31,
	2020	2019	2018
Stock compensation expense	$25,200	$18,225	$19,464
Equity in net loss (income) from subsidiaries	253,571	(97,764)	(77,764)

Net (loss) incom e	(278,771)	79,539	58,300
Other comprehensive income (loss), net of tax:
Pension and postretirement benefits	1,938	2,430	(7,958)
Net gain (loss) from hedging activities	166	(2,665)	(330)
Foreign currency translation	(16,596)	22,117	(35,127)

Total other comprehensive (loss) income	(14,492)	21,882	(43,415)

Comprehensive (loss) income	$(293,263)	$101,421	$14,885

Schedule of Condensed Balance Sheets

	December 31, 2020	December 31, 2019
ASSETS
Investment in subsidiaries	$1,277,126	$1,779,450

Total assets	$1,277,126	$1,779,450

LIABILITIES
Total liabilities	$—	$—

STOCKHOLDERS’ EQUITY
Common stock (0.01 par); authorized shares 450,000,000; issued shares 137,102,143 and 136,861,382 on December 31, 2020 and 2019, respectively; outstanding shares 136,318,557 and 136,464,961 on December 31, 2020 and 2019, respectively	1,371	1,369
Preferred stock (0.01 par); authorized shares 50,000,000; no shares issued or outstanding on December 31, 2020 and 2019, respectively	—	—
Additional paid-in capital	1,477,859	1,696,899
(Accumulated deficit) retained earnings	(175,758)	103,013
Treasury stock, at cost; shares 783,586 and 396,421 on December 31, 2020 and 2019, respectively	(11,081)	(6,483)
Accumulated other comprehensive loss	(15,265)	(15,348)

Total Ecovyst Inc. equity	1,277,126	1,779,450

Total liabilities and equity	$1,277,126	$1,779,450

Schedule of Condensed Statements of Cash Flow

	Years ended December 31,
	2020	2019	2018
Cash flows from operating activities:
Net (loss) income	$(278,771)	$79,539	$58,300
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income from subsidiarie s	253,571	(97,764)	(77,764)
Stock compensation expense	25,200	18,225	19,464

Net cash provided by operating activities	—	—	—
Cash flows from investing activities:
Distribution from subsidiaries	243,779	—	—

Net cash provided by investing activities	243,779	—	—
Cash flows from financing activities:
Dividends paid to stockholders	(243,779)	—	—

Net cash used in financing activities	(243,779)	—	—
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	—	—

Net change in cash, cash equivalents and restricted cash	—	—	—
Cash, cash equivalents and restricted cash at beginning of period	—	—	—

Cash, cash equivalents and restricted cash at end of period of continuing operations	$—	$—	$—